CONDENSED FINANCIAL INFORMATION OF THE COMPANY - CONDENSED BALANCE SHEETS (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	May 31, 2014
Ordinary shares, shares authorized			10,000,000,000
Treasury stock, shares	25,368,080	0
Class A Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	410,608,263	365,961,759
Ordinary shares, shares outstanding	380,922,773	350,398,737
Class B Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	1,015,128,452	1,058,514,152
Ordinary shares, shares outstanding	1,003,326,973	1,035,037,339
Cheetah
Treasury stock, shares	25,368,080	0
Cheetah | Class A Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	410,608,263	365,961,759
Ordinary shares, shares outstanding	380,922,773	350,398,737
Cheetah | Class B Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	1,015,128,452	1,058,514,152
Ordinary shares, shares outstanding	1,003,326,973	1,035,037,339